Loss Per Share (Details) - Schedule of diluted loss per share - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of diluted loss per share [Abstract]
Loss attributable to Company’s owners, used in computation of basic loss per share	$ (7,845)	$ (12,998)	$ (11,753)
Adjustment in respect of the finance income relating to anti-dilution mechanism and compensation feature			(710)
Adjustment in respect of the finance income relating to B Warrants and Warrants		(1,462)
Adjustment in respect of the finance income relating to Convertible Debentures	(1,692)
Total loss per share	$ (9,537)	$ (14,460)	$ (12,463)
The weighted average of the number of ordinary shares in issue used in computation of basic loss per share	442,949	13,599	35,302
Adjustment in respect of incremental shares assuming the conversion to anti-dilution mechanism and compensation feature			344
Adjustment in respect of incremental shares assuming the conversion to B Warrants and Warrants		421
Adjustment in respect of incremental shares assuming the conversion to Convertible Debentures	12,517
Total weighted average of the number of ordinary shares	455,466	14,020	35,646
Diluted loss per share	$ (0.02)	$ (1.03)	$ (6.99)